Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables .
Trade and other receivables

13 Trade and other receivables

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectable amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date when they are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security. The Group applies the simplified approach and allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

	2024	2023
	$ million	$ million
Current
Trade receivables	1,100	1,104
Less: loss allowance	(41)	(45)
Trade receivables – net	1,059	1,059
Derivatives[1]	47	27
Other receivables[2]	148	122
Prepayments	127	92
	1,381	1,300
Non-current
Other non-current assets	24	18
	1,405	1,318
1	Refer to note 16.6 for details of derivatives.
2	Other receivables include deposits, rebates and other items of a similar nature.

Other non-current assets primarily relate to long-term prepayments and interest rate contracts. Refer to note 16.2 for details of interest rate contracts. Management considers that the carrying amount of trade and other receivables approximates the fair value. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The loss allowance relating to other receivables is de minimis.

The loss allowance expense for the year was $1m (2023: $3m, 2022: $4m).

The following table provides information about the ageing of and expected credit losses for trade receivables:

	2024 Weighted average loss rate	2024 Loss allowance	2024 Gross carrying amount	2023 Weighted average loss rate	2023 Loss allowance	2023 Gross carrying amount
	%	$ million	$ million	%	$ million	$ million
Not past due	-0.8%	(7)	860	-0.1%	(1)	788
Past due not more than 3 months	-0.6%	(1)	154	-0.6%	(1)	180
Past due more than 3 months	-7.7%	(2)	26	-3.9%	(2)	51
Past due more than 6 months	-51.7%	(31)	60	-48.2%	(41)	85
		(41)	1,100		(45)	1,104
Loss allowance			(41)			(45)
Trade receivables – net			1,059			1,059

Group financial statements continued

Notes to the Group accounts continued

13 Trade and other receivables continued

The Group’s expected credit loss accounting policy includes guidance on how the expected credit loss percentages should be determined; it does not include present limits as the customer groups and risk profiles are not consistent across all of our markets. Each market determines their own percentages based on historic experience and future expectations, and in line with the general guidance in the Group’s policy.

Movements in the loss allowance were as follows:

	2024	2023	2022
	$ million	$ million	$ million
At 1 January	45	49	57
Exchange adjustment	(2)	1	(3)
Net receivables provided during the year	1	3	4
Utilisation of provision	(3)	(8)	(9)
At 31 December	41	45	49

Trade receivables include amounts denominated in the following major currencies:

	2024	2023
	$ million	$ million
US Dollar	518	506
Sterling	36	39
Euro	207	224
Other	298	290
Trade receivables – net	1,059	1,059